Short-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings consisted of the following as of June 30, 2023 and December 31, 2022:
	As of
	June 30, 2023	December 31, 2022
Short-term borrowings from financial institutions	$4,137,189	$4,777,301
Government loan	827,438	1,449,864
Total	$4,964,627	$6,227,165

Schedule of Short-Term Borrowings from Financial Institutions	Short-term borrowings from financial institutions consisted of the following at June 30, 2023:
Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank		10,000,000	$1,379,063	2022.08.09	2023.08.09	4.10%
Minsheng Bank		10,000,000	1,379,063	2022.08.16	2022.08.15	4.10%
Minsheng Bank		5,000,000	689,532	2023.01.13	2023.07.13	4.00%
Minsheng Bank		5,000,000	689,532	2023.01.13	2023.07.13	4.00%
Total	RMB	30,000,000	$4,137,189
Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Longwan Rural Commercial Bank		1,200,000	173,984	2022.06.15	2023.06.14	9.60%
Longwan Rural Commercial Bank		1,750,000	253,725	2022.06.15	2023.06.14	9.60%
Minsheng Bank		10,000,000	1,449,864	2022.08.02	2023.02.02	4.10%
Minsheng Bank		10,000,000	1,449,864	2022.08.09	2023.08.09	4.10%
Minsheng Bank		10,000,000	1,449,864	2022.08.16	2023.08.15	4.10%
Total	RMB	32,950,000	$4,777,301